Stockholders’ Deficiency	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Stockholders’ Deficiency

Note 9 – Stockholders’ Deficiency

Series A Preferred Stock Financing

On March 31, 2022, the Company sold 133,541 shares of Series A Preferred Stock to investors at a price of $3.14 per share, generating $419,320 in gross proceeds ($393,301 net proceeds), of which $100,000 was from related parties. Escrow and placement agent fees were $26,019, which were recorded as a reduction of additional paid-in capital.

The Series A Preferred Stock is convertible, at the option of the holder, at any time into shares of common stock at a conversion price of $3.14 per share, subject to standard antidilution adjustments. In addition, in the event of any non-exempt issuances by the Company for less than the in-force conversion price, the Series A Preferred Stock conversion price shall be reduced on a weighted average basis. Each share of Series A Preferred Stock shall automatically be converted into shares of common stock at the then effective conversion price concurrently with (i) the closing of a Public Transaction or (ii) the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Series A Preferred stock. A Public Transaction represents either (a) a firm commitment underwritten public offering; or (b) the closing of a transaction with a special purpose acquisition company (“SPAC”) listed on the Nasdaq Stock Market in which the Company would become a wholly owned subsidiary of the SPAC

ZYVERSA THERAPEUTICS, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

(unaudited)

Note 9 – Stockholders’ Deficiency - Continued

Series A Preferred Stock Financing - Continued

The Series A Preferred stockholders shall vote together with the common stockholders on an as-converted basis and dividends will only be paid on an as-converted basis when, and if paid to common stockholders. In the event of any liquidation, dissolution or winding up of the Company or upon a Deemed Liquidation Event, the Series A Preferred stockholders will be entitled to be paid, out of the assets of the Company available for distribution before any payments are made to common stockholders, one times the original purchase price, plus declared and unpaid dividends on each share of Series A Preferred Stock or, if greater, the amount that the Series A Preferred Stock holders would receive on an as-converted basis. The balance of any proceeds shall be distributed pro rata to the common stockholders. Deemed Liquidation Events include (a) a merger or consolidation in which ZyVersa or a subsidiary thereof is a constituent party which results in a change-of-control (a “Merger Event”); or (b) the sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of ZyVersa (a “Disposition Event”).

The Series A Preferred Stock is not mandatorily redeemable and therefore it is not subject to classification as a liability. The Company determined that the Deemed Liquidation Events were within the control of the Company and, therefore, the Series A Preferred Stock should be classified as permanent equity. Specifically, Merger Events and Disposition Events require the approval of the board of directors pursuant to state law and the ZyVersa preferred stockholders are unable to control the vote of the board of directors. The Company determined that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. However, if the conversion price is reset in connection with a subsequent issuance of securities, the Company will need to assess the accounting for the price reset. Due to the Company’s adoption of ASU 2020-06 on January 1, 2021, it wasn’t necessary to assess the embedded conversion options for a beneficial conversion feature.

On May 10, 2022, the Company obtained the requisite approvals to (a) amend the Series A Preferred Stock Designation within the Company’s Certificate of Incorporation to reduce the effective conversion price of the Series A Preferred Stock from $3.14 per share of common stock to $2.78 per share of common stock; and (b) to issue warrants to purchase 150,832 shares of common stock, to the March 2022 Series A Preferred Stock purchasers, upon the automatic conversion of the Series A Preferred Stock, which occurs upon the closing of the Business Combination. The warrants are exercisable at an initial exercise price of $3.20 per share of common stock (subject to reduction upon completion of a Public Transaction, if the deemed offering price is less than the current exercise price) and expire in five years (the “Series A Warrants”) or upon an earlier change of control that doesn’t meet the definition of a Public Transaction. The Company determined that (a) the Series A Warrants qualified to be equity-classified, without subsequent remeasurement and (b) the contingently issuable nature of the Series A Warrants doesn’t alter the Company’s conclusion that the embedded conversion options were clearly and closely related to the preferred stock host and, therefore, the embedded conversion options need not be bifurcated. The Company also determined that the reduction of the Series A Preferred Stock conversion price, combined with the contingent issuance of the Series A Warrants (collectively the “Amended Securities”), represented a significant change requiring the application of extinguishment accounting. Accordingly, it was necessary to record the $331,200 incremental value of the Amended Securities (as compared to the value of the original Series A Preferred Stock) as a deemed dividend for the purpose of calculating loss per share.

On July 8, 2022, the Company sold an additional 94,393 shares of Series A Preferred Stock to investors at a price of $3.14 per share of Series A Preferred Stock, generating $296,400 in gross proceeds. In addition, Series A Warrants to purchase an aggregate of 106,616 shares of common stock will be issued to the holders upon the automatic conversion of the Series A Preferred Stock, which occurs upon the closing of the Business Combination. Placement agent fees of $21,200 were recorded as a reduction of additional paid-in capital.

On September 16, 2022, the Company sold an additional 222,929 shares of Series A Preferred Stock to investors at a price of $3.14 per share of Series A Preferred Stock, generating $700,000 in gross proceeds. In addition, Series A Warrants to purchase an aggregate of 251,798 shares of common stock will be issued to the holders upon the automatic conversion of the Series A Preferred Stock, which occurs upon the closing of the Business Combination. Placement agent fees of $16,000 were recorded as a reduction of additional paid-in-capital.

ZYVERSA THERAPEUTICS, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

(unaudited)

Note 9 – Stockholders’ Deficiency – Continued

Second Amendment of Series A Preferred Stock Designation

On September 22, 2022, the Company filed with the Florida Department of State a second amendment to the Series A Preferred Stock Designation within the Company’s Certificate of Incorporation, which reduced the conversion price of the Series A Preferred Stock from $2.78 per share of common stock to $1.19 per share of common stock. In addition, the Company reduced the exercise price of the contingently issuable Series A Warrants from $3.20 per share to $1.37 per share and the underlying share quantity of common stock into which the aggregate Series A Warrants are exercisable increased from 2,544,817 shares to 5,945,045 shares.

The Company determined that the reduction of the Series A Preferred Stock conversion price, combined with the revised terms associated with the contingent issuance of the Series A Warrants (collectively the “Second Amendment Securities”), represented a significant change requiring the application of extinguishment accounting. Accordingly, it was necessary to record the $9,684,637 incremental value of the Second Amendment Securities (as compared to the value of the Amended Securities) as a deemed dividend for the purpose of calculating loss per share.

Stock Options

On January 28, 2022 and February 3, 2022, the Company granted ten-year stock options to purchase an aggregate of 920,000 shares of common stock to employees and Board members under the 2014 Plan. The stock options vest annually over three years and have an exercise price of $3.25 per share.

On March 8, 2022 and March 31, 2022, the Company granted ten-year stock options to purchase an aggregate of 111,122 shares of common stock to consultants under the 2014 Plan. The stock options vest immediately and have an exercise price of $3.25 per share.

On March 8, 2022, the Company granted an aggregate of 161,667 shares of common stock (of which 36,667 have an exercise price of $2.30 per share and expire in 7.1 years and 125,000 have an exercise price of $3.25 and expire in 8.9 years) to a former Board member under the 2014 Plan. The stock options vest immediately.

On April 15, 2022, and June 30, 2022, the Company granted ten-year stock options to purchase an aggregate of 91,380 shares of common stock to consultants under the 2014 Plan. The stock options vest immediately and 30,000 have exercise prices of $3.25 per share and 61,380 have exercise prices of $2.25 per share.

A summary of the option activity during the nine months ended September 30, 2022 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, January 1, 2022	8,755,179	$2.00
Granted	1,284,169	3.18
Outstanding, September 30, 2022	10,039,348	$2.15	6.1	$3,138,441
Exercisable, September 30, 2022	8,258,023	$1.91	5.5	$3,138,441

ZYVERSA THERAPEUTICS, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

(unaudited)

Note 9 – Stockholders’ Deficiency – Continued

The following table presents information related to stock options as of September 30, 2022:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.00	3,338,767	3.3	3,338,767
$2.25	61,380	9.7	61,380
$2.3	3,668,913	6.5	3,644,468
$3.25	2,970,288	8.6	1,213,408
	10,039,348	5.5	8,258,023

For the three and nine months ended September 30, 2022, the Company recorded stock-based compensation expense of $494,022 and $3,131,708, respectively, (of which, $67,608 and $619,364, respectively, was included in research and development and $426,414 and $2,512,344, respectively, was included in general and administrative expense) related to options issued to employees, consultants, Board members and former Board members.

For the three and nine months ended September 30, 2021, the Company recorded stock-based compensation expense of $1,398,469 and $3,319,916, respectively, (of which, $240,735 and $711,020, respectively, was included in research and development and $1,157,734 and $2,608,896, respectively, was included in general and administrative expense) related to options issued to employees, consultants and Board members.

As of September 30, 2022, there was $3,451,070 of unrecognized stock-based compensation expense, which the Company expects to recognize over a weighted average period of 1.9 years.

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Three Months Ended September 30		For the Nine Months Ended September 30
	2022	2021	2022	2021
Fair value of common stock on date of grant	n/a	$3.25	$2.27 - $3.00	$3.25
Risk free interest rate	n/a	0.89% - 0.98%	1.68% - 3.01%	0.66% - 0.98%
Expected term (years)	n/a	5.00	3.53 - 6.00	5.00 - 6.00
Expected volatility	n/a	120% - 124%	111% - 119%	120% - 125%
Expected dividends	n/a	0.00%	0.00%	0.00%

During the nine months ended September 30, 2022, the fair value of the Company’s common stock was determined using a market approach based on the status of the business combination agreement arm’s length discussions with the acquirer at each valuation date and which agreement was ultimately entered into on July 20, 2022 with a Company valuation of $85 million. The options granted during the nine months ended September 30, 2022 had a contractual term between seven and ten years and a requisite service period of zero to three years.

During the nine months ended September 30, 2021, the fair value of the Company’s common stock was determined by management with the assistance of a third-party valuation specialist using an income approach. The options granted during the nine months ended September 30, 2021 had a contractual term of ten years and a requisite service period of zero to three years.

The weighted average estimated grant date fair value of the stock options granted during the three months ended September 30, 2021 were approximately $2.71 per share. There were no options granted for the three months ended September 30, 2022. The weighted average estimated grant date fair value of the stock options granted during the nine months ended September 30, 2022 and 2021 were approximately $2.48 and $2.82 per share, respectively.

ZYVERSA THERAPEUTICS, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

(unaudited)

Note 11 — Stockholders’ Permanent and Temporary Equity

Authorized Capital

The Company is authorized to issue 75,000,000 shares of common stock, par value of $0.00001 per share, and 5,000,000 shares of preferred stock, par value of $0.00001 per share. The holders of the Company’s common stock are entitled to one vote per share.

2014 Equity Incentive Plan

The Company is authorized to issue awards under its 2014 Equity Incentive Plan (the “2014 Plan”), as amended on October 9, 2018, February 2, 2019 and February 2, 2021. Under the 2014 Plan, 10,000,000 shares of common stock of the Company are authorized for issuance as of December 31, 2021. The number of shares of common stock available for issuance under the 2014 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2014 Plan, beginning with calendar year 2019, by an amount equal to five percent (5%) of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, but in no event shall any such annual increase exceed 100,000 shares of common stock. The 2014 Plan provides for the issuance of incentive stock options, non-statutory stock options, rights to purchase common stock, stock appreciation rights, restricted stock and restricted stock units to employees, directors and consultants of the Company and its affiliates. The 2014 Plan requires the exercise price of stock options to be not less than the fair value of the Company’s common stock on the date of grant. As of December 31, 2021, there were 1,068,154 shares available for future issuance under the 2014 Plan.

Common Stock

On February 5, 2020, the Company closed on a private placement of 923,076 shares of its common stock with Incon Co. at a purchase price of $3.25 per share for gross proceeds of $3,000,000.

Put Option

On December 13, 2020 (the “Effective Date”), in connection with the L&F Note Agreement (see Note 4 — Note Receivable for details), the Company and L&F entered into an agreement to provide L&F with a put option to cause the Company to purchase up to 331,331 shares of common stock (“Put Shares”) at a price of $1.00 per share (“Put Option”). The put option expires at the earlier of (A) the date that the L&F Note is repaid in full; or (B) the fifth (5th) anniversary of the Effective Date. The parties agreed that, in the event of an exercise by L&F, in lieu of paying L&F for the Put Shares, the Company shall reduce the amount of the receivable then owed by L&F to the Company under the L&F Note Agreement. The Put Option was sold to L&F for total consideration of $331, which was recorded within additional paid-in capital.

ZYVERSA THERAPEUTICS, INC.
NOTES TO FINANCIAL STATEMENTS

Note 11 — Stockholders’ Permanent and Temporary Equity (cont.)

Stock-Based Compensation

For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $4,141,736 (of which, $944,525 was included in research and development and $3,197,211 was included in general and administrative expense) related to options issued to employees and consultants. As of December 31, 2021, there was $3,075,292 of unrecognized stock-based compensation expense, which the Company expects to recognize over a weighted average period of 1.8 years.

For the year ended December 31, 2020, the Company recorded stock-based compensation expense of $3,677,453 (of which, $1,277,273 was included in research and development and $2,400,180 was included in general and administrative expense) related to options issued to employees and consultants and also related to warrants issued to non-employees per the L&F license agreement as further discussed in Note 10 — Commitments and Contingencies.

Stock Options

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Years Ended December 31,
	2021	2020
Fair value of common stock on date of grant	$3.25	$3.25
Risk free interest rate	0.66% – 1.26%	0.36% – 0.38%
Expected term (years)	5.00 – 6.00	5.00
Expected volatility	118% – 125%	122% – 124%
Expected dividends	0.00%	0.00%

During 2021, the fair value of the Company’s common stock was determined by management with the assistance of a third-party valuation specialist using an income approach. During 2020, the fair value of the Company’s common stock was determined using a market approach based on recent sales of the Company’s common stock to third parties. The 2021 options had a contractual term of ten years and requisite service period of zero to three years. The 2020 options had a contractual term of ten years and a requisite service period of zero years. The weighted average estimated grant date fair value of the stock options granted during the years ended December 31, 2021 and 2020 was approximately $2.81 and $2.87 per share, respectively.

A summary of the option activity during the years ended December 31, 2021 and 2020 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, January 1, 2020	7,022,680	$1.68
Granted	188,570	3.25
Exercised	(15,000)	1.00
Outstanding, January 1, 2021	7,196,250	1.72
Granted	1,720,596	3.25
Forfeited	(161,667)	3.03
Outstanding, December 31, 2021	8,755,179	$2.00	6.4	$10,962,859
Exercisable, December 31, 2021	6,289,107	$1.69	5.7	$9,812,645

ZYVERSA THERAPEUTICS, INC.
NOTES TO FINANCIAL STATEMENTS

Note 11 — Stockholders’ Permanent and Temporary Equity (cont.)

The following table presents information related to stock options as of December 31, 2021:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.00	3,338,767	4.1	3,338,767
$2.30	3,632,246	7.3	2,421,494
$3.25	1,784,166	9.3	528,846
	8,755,179	5.7	6,289,107

Stock Warrants

On December 13, 2020, L&F exercised a warrant to purchase 351,579 shares of common stock at an exercise price of $1.00 per share (“L&F Warrant Exercise”). In connection with the L&F Warrant Exercise, L&F and the Company entered into the L&F Note Agreement (see Note 4 — Note Receivable for details) in order to facilitate the payment of the aggregate exercise price of $351,579 in connection with the L&F Warrant Exercise.

A summary of the warrant activity during the years ended December 31, 2021 and 2020 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, January 1, 2020	2,505,931	$1.84
Issued	—	—
Exercised	(351,579)	1.00
Outstanding, January 1, 2021	2,154,352	1.98
Issued	—	—
Outstanding, December 31, 2021	2,154,352	$1.98	1.5	$2,732,212
Exercisable, December 31, 2021	1,802,774	$2.17	1.8	$1,941,161

The following table presents information related to stock warrants as of December 31, 2021:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$1.00	527,367	0.0	175,789
$2.30	1,626,985	2.0	1,626,985
	2,154,352	1.8	1,802,774

Larkspur Health Acquisition Corp [Member]
Stockholders’ Deficiency

NOTE 7 — STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2022 and December 31, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of September 30, 2022 and December 31, 2021, there were 317,600 shares of Class A common stock issued and outstanding (excluding 7,767,159 and 7,500,000 shares accounted for as temporary equity).

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of September 30, 2022 and December 31, 2021, there were 1,941,790 and 2,156,250 shares of Class B common stock issued and outstanding. Holders of Class B common stock are entitled to one vote for each share.

Only holders of the Class B common stock will have the right to vote on the election of directors prior to the Business Combination. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our shareholders except as otherwise required by law. In connection with our initial business combination, we may enter into a stockholder agreement or other arrangements with the stockholders of the target or other investors to provide for voting or other corporate governance arrangements that differ from those in effect upon completion of this offering.

The shares of Class B common stock will automatically convert into Class A common stock at the time of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then-outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (net of the number of shares of Class A common stock redeemed in connection with a Business Combination), excluding any shares or equity-linked securities issued or issuable to any seller of an interest in the target to us in a Business Combination.

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Public Warrants will become exercisable on the later of (a) the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants is then effective and a current prospectus relating to those shares of Class A common stock is available, subject to the Company satisfying its obligations with respect to registration, or a valid exemption from registration is available. No warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of residence of the exercising holder, or an exemption from registration is available.

The Company has agreed that as soon as practicable, but in no event later than 15 business days after the closing of a Business Combination, the Company will use its commercially reasonable efforts to file, and within 60 business days following a Business Combination to have declared effective, a registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and to maintain a current prospectus relating to those shares of Class A common stock until the warrants expire or are redeemed. Notwithstanding the above, if the Class A common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

LARKSPUR HEALTH ACQUISITION CORP.

NOTE 7 — STOCKHOLDERS’ DEFICIT (cont.)

Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per Public Warrant;

●	upon a minimum of 30 days’ prior written notice of redemption, or the 30-day redemption period to each warrant holder; and

●	if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganization, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to warrant holders.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.

The Private Warrants, which are classified as equity, are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Warrants and the Class A common stock issuable upon the exercise of the Private Warrants will not be transferable, assignable or saleable until after the completion of a Business Combination, subject to certain limited exceptions. Further, there are no redemption rights or liquidating distributions from the trust account with respect to the private shares or private warrants, which will expire worthless if we do not consummate a business combination within 24 months from the closing of this offering.

NOTE 7 — STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of December 31, 2021, there were 317,600 shares of Class A common stock issued or outstanding (excluding 7,500,000 shares accounted for as temporary equity).

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share.

Only holders of the Class B common stock will have the right to vote on the election of directors prior to the Business Combination. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our shareholders except as otherwise required by law. In connection with our initial business combination, we may enter into a stockholders agreement or other arrangements with the stockholders of the target or other investors to provide for voting or other corporate governance arrangements that differ from those in effect upon completion of this offering.

The shares of Class B common stock will automatically convert into Class A common stock at the time of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then-outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (net of the number of shares of Class A common stock redeemed in connection with a Business Combination), excluding any shares or equity-linked securities issued or issuable to any seller of an interest in the target to us in a Business Combination.

LARKSPUR HEALTH ACQUISITION CORP.
NOTES TO THE FINANCIAL STATEMENTS

NOTE 7 — STOCKHOLDERS’ DEFICIT (cont.)

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Public Warrants will become exercisable on the later of (a) the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants is then effective and a current prospectus relating to those shares of Class A common stock is available, subject to the Company satisfying its obligations with respect to registration, or a valid exemption from registration is available. No warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of residence of the exercising holder, or an exemption from registration is available.

The Company has agreed that as soon as practicable, but in no event later than 15 business days after the closing of a Business Combination, the Company will use its commercially reasonable efforts to file, and within 60 business days following a Business Combination to have declared effective, a registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and to maintain a current prospectus relating to those shares of Class A common stock until the warrants expire or are redeemed. Notwithstanding the above, if the Class A common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per Public Warrant;

●	upon a minimum of 30 days’ prior written notice of redemption, or the 30-day redemption period to each warrant holder; and

●	if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganization, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to warrant holders.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

LARKSPUR HEALTH ACQUISITION CORP.
NOTES TO THE FINANCIAL STATEMENTS

NOTE 7 — STOCKHOLDERS’ DEFICIT (cont.)

If the Company calls the Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.

The Private Warrants, which are classified as equity, are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Warrants and the Class A common stock issuable upon the exercise of the Private Warrants will not be transferable, assignable or saleable until after the completion of a Business Combination, subject to certain limited exceptions. Further, there is no redemption rights or liquidating distributions from the trust account with respect to the private shares or private warrants, which will expire worthless if we do not consummate a business combination within 24 months from the closing of this offering.